Operating Segment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue from External Customer [Line Items]
Revenues	$ 1,631,966	$ 1,349,825	$ 2,278,814	$ 2,381,737
Adjusted EBITDA	(1,200,415)	(199,107)
Depreciation and amortization	94,881	48,693	133,030	97,857
Interest income	(5,862)	(13,734)	(23,468)	(15,777)
Interest expense			1,375	20,037
Provision for (Benefit from) Income Taxes	700	150	970	(79,870)
Loan forgiveness			(46,500)
Net income (loss) attributable to common shareholders			(1,139,072)
Loan forgiveness			46,500
Net income (loss) attributable to common shareholders	(21,494,974)	(235,441)	(1,155,900)	(306,153)
Sports Gaming Client Services [Member]
Revenue from External Customer [Line Items]
Revenues	1,528,425	1,349,825	2,278,814	2,381,737
Adjusted EBITDA	124,389	203,897	356,032	259,531
Depreciation and amortization	46,734	47,357	96,116	96,373
Interest income
Interest expense
Provision for (Benefit from) Income Taxes
Loan forgiveness
Net income (loss) attributable to common shareholders			259,916
Loan forgiveness
Net income (loss) attributable to common shareholders				163,158
Affiliate Marketing Services [Member]
Revenue from External Customer [Line Items]
Revenues	103,541
Adjusted EBITDA	(1,324,804)	(403,004)	(1,429,697)	(543,438)
Depreciation and amortization	48,147	1,336	36,914	1,483
Interest income	(5,862)	(13,734)	(23,468)	(15,777)
Interest expense			1,375	20,037
Provision for (Benefit from) Income Taxes	$ 700	$ 150	970	(79,870)
Loan forgiveness			(46,500)
Net income (loss) attributable to common shareholders			$ (1,398,988)
Loan forgiveness
Net income (loss) attributable to common shareholders				$ (469,311)